Business Acquisitions - Fair Value of Net Assets Acquired, Sevan (Details) - Sevan Drilling ASA $ in Millions	Jul. 02, 2013 USD ($)	Jul. 02, 2013 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 54	$ 54
Restricted cash	63	63
Trade and other receivables	49	49
Current assets	166	166
Deferred income tax asset	76	76
Valuation allowance income tax asset	(76)	(76)
Other non-current assets	1	1
Non-current assets	2,474	2,474
Total assets	2,640	2,640
Current portion of long-term debt	(112)	(112)
Trade and other payables	(115)	(115)
Construction obligation	(923)	(923)
Unfavorable contracts	(79)	(79)
Other current liabilities	(26)	(26)
Current liabilities	(1,255)	(1,255)
Long-term interest bearing debt	(703)	(703)
Unfavorable contracts	(257)	(257)
Other non-current liabilities	(16)	(16)
Non-current liabilities	(976)	(976)
Total liabilities	(2,231)	(2,231)
Net assets acquired	409	409
Net book value of equity investment	109
Fair value of previously held equity investment	117
Gain on re-measurement of previously held equity investment	8
Fair value of establishment of non-controlling interest	197	197
Bargain purchase
Fair value of consideration transferred	78
Fair value of establishment of non-controlling interest	197	197
Fair value of previously held equity investment	117
Fair value of the consideration received	392
Gain on bargain purchase	17	17
Drilling units
Business Acquisition [Line Items]
Property, plant and equipment	1,246	1,246
Newbuildings
Business Acquisition [Line Items]
Property, plant and equipment	$ 1,227	$ 1,227